Patient Service Revenue (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	$ 4,645,036	$ 4,392,227
Medicare ESRD program
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	2,208,586	2,131,095
Hospitals
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	220,201	209,517
Private
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	2,013,357	1,865,556
Medicaid and other government sources
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	$ 202,892	$ 186,059